Risks and Concentration (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - third parties, net | Geely Group, Related Party
Risks and Concentration
Concentration risk percentage	86.30%	95.80%
Accounts receivable - third parties, net | Customer A, a third party
Risks and Concentration
Concentration risk percentage		51.10%
Accounts receivable - third parties, net | Customer B, a third party
Risks and Concentration
Concentration risk percentage		11.00%
Accounts receivable - third parties, net | Customer C, a third party
Risks and Concentration
Concentration risk percentage	10.00%	10.60%
Accounts payable | Supplier C, a related party
Risks and Concentration
Concentration risk percentage	10.00%	10.30%
Accounts payable | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	10.00%	15.50%
Accounts payable | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	25.30%	13.80%
Accounts payable | Supplier D, a third party
Risks and Concentration
Concentration risk percentage	14.60%	10.00%
Liabilities, Total | Supplier C, a related party
Risks and Concentration
Concentration risk percentage	10.60%	10.00%	10.00%
Liabilities, Total | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	11.80%	23.60%	35.20%
Liabilities, Total | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	21.00%	10.00%	10.00%
Total revenues | Geely Group, Related Party
Risks and Concentration
Concentration risk percentage	67.00%	70.40%	74.10%
Total revenues | Customer A, a third party
Risks and Concentration
Concentration risk percentage	12.60%	10.00%	10.00%
Total revenues | Customer B, a third party
Risks and Concentration
Concentration risk percentage	12.50%	10.00%	10.00%